Intangible asset (Tables)	12 Months Ended
Dec. 31, 2025
Intangible asset
Schedule of changes in intangible assets

Total
Intangible asset – Case Western Reserve license	$
Balance, December 31, 2023	520,753
Amortization expense	(55,795)
Balance, December 31, 2024	464,958
Amortization expense	(55,795)
Balance, December 31, 2025	409,163